Shareholder Report, Average Annual Return (Details) 74200166200_Putnam Short Duration Bond Fund_Class R_TSR Annual {Class R}		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		5.12%	2.31%	2.42%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		6.16%	(0.24%)	1.90%
Putnam Short Duration Bond Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Short Duration Bond Linked Benchmark
Average Annual Return, Percent	[1]	5.67%	2.43%	2.44%
ICE BofA 1-3 Year U.S. Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return, Percent		5.67%	2.43%	2.67%

[1]
†	The Putnam Short Duration Bond Linked Benchmark represents the performance of the ICE BofA U.S. Treasury Bill Index through May 31, 2018, and the performance of the ICE BofA 1-3 Year U.S. Corporate Index thereafter.